Stockholders’ Equity (Deficit)	12 Months Ended
Jun. 30, 2011
Notes to Financial Statements
Stockholders’ Equity (Deficit)

8. Stockholders’ Equity (Deficit)

As of June 30, 2011 and 2010, there were 300,000,000 and 1,000,000 shares of authorized common stock, respectively, and 134,941,797 and 419,280 (adjusted to reflect post reverse split shares) shares of common stock issued and outstanding, respectively. Except as otherwise provided by Delaware law, the holders of our common stock are entitled to one vote per share on all matters to be voted upon by the stockholders.

The Company’s Board of Directors is authorized to issue 1,000,000 shares of preferred stock, par value $0.001 per share. We may issue shares of preferred stock in one or more series as may be determined by our board of directors, who may establish the designation and number of shares of any series, and may determine, alter or revoke the rights, preferences, privileges and restrictions pertaining to any wholly unissued series (but not below the number of shares of that series then outstanding).